UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund
            Dreyfus Strategic Beta Global Equity Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Strategic Beta Emerging Markets Equity Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of Mellon Capital Management, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 10.44%, Class C shares returned 9.69%, Class I shares returned 10.16%, and Class Y shares returned 10.15%.1 For the same period, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 8.88%.2

Emerging market equities posted strong gains during the reporting period when economic data improved and investor sentiment rose in the wake of U.S. elections in November 2016. The fund produced higher returns than its benchmark, mainly due to strong stock selections in South Korea and Russia.

As of March 9, 2017, Syed A. Zamil became a portfolio manager of the fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging market companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded.

The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Improved Economic Outlook Bolstered Emerging Markets

In the weeks prior to the start of the reporting period, uncertainties regarding the impact of the upcoming U.S. presidential election on global trade and prospects of tightening U.S. dollar liquidity led to a broad pullback in emerging market stocks. After the unexpected outcome of the election in early November, concerns over potential changes to U.S. trade policies by a new presidential administration continued to take a toll on stock markets in Mexico and China. However, many other emerging markets responded positively to the prospect of more stimulative U.S. government policies, and rebounding energy and commodity prices further supported a general market rally that persisted through the reporting period’s end. Weakness in the U.S. dollar during the opening months of 2017 also bolstered results for emerging market equities.

The energy and materials sectors particularly benefited from rising demand and the recovery in commodity prices. In contrast, traditionally defensive consumer staples stocks generally fell out of favor when investors focused on more growth-oriented investments, and health care stocks struggled with highly publicized concerns regarding high drug prices.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Security Selections Buoyed Fund’s Relative Performance

The fund’s disciplined approach to investing in emerging markets proved effective during the reporting period. Results compared to the Index were particularly favorable in South Korea, where the country’s largest information technology company, Samsung Electronics, rebounded strongly following last year’s recall of a major smartphone product. In Russia, energy producer Gazprom gained value when oil and gas prices began to rebound. Also in the energy sector, Thailand’s PTT advanced after positive analyst comments regarding rising consumer confidence locally as well as the company’s improved prospects for oil and gas exports.

Disappointments during the reporting period stemmed in part from the fund’s positions in Brazil, where companies such as electric utility Cia Energética de Minas Gerais were hurt by a depreciating Brazilian real against the U.S. dollar. The fund also encountered some security selection shortfalls in China. Underweighted exposure to online retailer Alibaba Group Holding prevented the fund from fully capturing the benefits of higher revenues and growing customer demand.

A Disciplined Approach to Stock Picking

We have continued to employ the fund’s quantitative investment process, which seeks to establish overweighted positions in high-quality companies with attractive valuations and positive earnings momentum. Although the fund’s assets have remained broadly diversified across the various countries and economic sectors represented in the Index, the results of our quantitative models recently have produced slightly overweighted exposure to the energy and utilities sectors, and slightly underweighted positions in the financials and consumer discretionary sectors. From a country allocation standpoint, the fund ended the reporting period with mildly overweighted exposure to South Korea and Taiwan, but we have identified relatively few companies meeting our criteria in India and China.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.22	$9.10	$3.91	$3.91
Ending value (after expenses)	$1,104.40	$1,096.90	$1,101.60	$1,101.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.01	$8.75	$3.76	$3.76
Ending value (after expenses)	$1,019.84	$1,016.12	$1,021.08	$1,021.08

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 90.9%	Shares		Value ($)
Brazil - 2.6%
Banco Bradesco	4,092		41,964
Banco Santander Brasil	200		1,728
BB Seguridade Participacoes	2,800		26,368
BM&FBovespa	4,151		24,860
CCR	3,900		21,748
Centrais Eletricas Brasileiras	1,100	[a]	6,259
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		19,365
Cia Siderurgica Nacional	5,500	[a]	13,429
Cielo	3,336		25,330
Cosan Industria e Comercio	1,400		16,368
CPFL Energia	943		7,725
EDP - Energias do Brasil	2,400		10,147
Engie Brasil Energia	1,000		10,712
Equatorial Energia	600		10,868
Hypermarcas	400		3,788
JBS	3,400		11,001
Klabin	300		1,493
Kroton Educacional	2,200		10,362
Localiza Rent a Car	500		7,451
Lojas Renner	1,400		13,047
M Dias Branco	300		4,606
Multiplan Empreendimentos Imobiliarios	100		2,133
OdontoPrev	1,000		3,607
Porto Seguro	800		7,239
Qualicorp	1,100		7,832
Raia Drogasil	400		8,500
Sul America	3,308		17,497
Tim Participacoes	2,400		7,758
Ultrapar Participacoes	1,900		42,154
WEG	1,100		6,134
			391,473
Chile - 1.1%
AES Gener	12,585		4,733
Aguas Andinas, Cl. A	12,449		7,051
Banco de Chile	68,851		8,305
Banco de Credito e Inversiones	47		2,627
Cencosud	6,097		17,357

6

Common Stocks - 90.9% (continued)	Shares		Value ($)
Chile - 1.1% (continued)
Empresas COPEC	1,922		21,426
Enel Americas	332,825		66,091
Enel Generacion Chile	32,680		25,035
LATAM Airlines Group	1,438	[a]	18,131
			170,756
China - 17.7%
3SBio	500	[a,b]	667
58.com, ADR	50	[a]	1,979
AAC Technologies Holdings	800		11,745
Agricultural Bank of China, Cl. H	94,700		43,708
Air China, Cl. H	10,000		8,858
Alibaba Group Holding, ADR	500	[a]	57,750
Aluminum Corp. of China, Cl. H	40,300	[a]	19,843
Anhui Conch Cement, Cl. H	7,000		24,523
ANTA Sports Products	3,200		8,989
AviChina Industry & Technology, Cl. H	5,600		3,737
Baidu, ADR	220	[a]	39,651
Bank of China, Cl. H	456,400		221,207
Bank of Communications, Cl. H	23,200		17,866
Beijing Capital International Airport, Cl. H	3,600		5,082
BYD, Cl. H	2,200		12,968
CGN Power, Cl. H	14,800	[b]	4,471
China Cinda Asset Management, Cl. H	22,800		8,676
China Coal Energy, Cl. H	24,000	[a]	11,663
China Communications Construction, Cl. H	31,000		42,644
China Communications Services, Cl. H	22,500		12,814
China Construction Bank, Cl. H	410,200		333,292
China Everbright Bank, Cl. H	10,000		4,693
China Evergrande Group	44,500		47,542
China Huarong Asset Management, Cl. H	17,200	[a,b]	7,253
China Huishan Dairy Holdings	1,900	[c]	87
China Longyuan Power Group, Cl. H	9,500		7,316
China Medical System Holdings	1,200		2,073
China Mengniu Dairy	3,800		7,357
China Merchants Bank, Cl. H	8,400		21,814
China Minsheng Banking, Cl. H	31,700		31,218
China National Building Material, Cl. H	20,600		13,719
China Pacific Insurance Group, Cl. H	7,400		27,352
China Petroleum & Chemical, Cl. H	299,600		242,658

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
China - 17.7% (continued)
China Railway Construction, Cl. H	18,900		26,436
China Railway Group, Cl. H	41,100		34,874
China Shenhua Energy, Cl. H	30,300		70,663
China Southern Airlines, Cl. H	21,300		14,185
China Telecom, Cl. H	80,100		39,132
China Vanke, Cl. H	8,700		22,079
Chongqing Changan Automobile, Cl. B	2,400		3,178
Chongqing Rural Commercial Bank, Cl. H	9,200		6,328
CRRC, Cl. H	9,600		9,368
Dongfeng Motor Group, Cl. H	11,500		12,094
Fosun International	3,400		5,149
Fuyao Glass Industry Group, Cl. H	400	[b]	1,414
GF Securities, Cl. H	1,100		2,277
GOME Electrical Appliances Holding	67,200		9,158
Great Wall Motor, Cl. H	28,400		30,816
Guangzhou Automobile Group, Cl. H	9,200		14,312
Guangzhou R&F Properties, Cl. H	10,100		17,010
Haitian International Holdings	1,800		4,411
Hengan International Group	2,000		14,965
Huaneng Power International, Cl. H	43,400		29,962
Huaneng Renewables, Cl. H	20,100		7,029
Industrial & Commercial Bank of China, Cl. H	377,000		246,217
JD.com, ADR	800	[a]	28,056
Jiangsu Expressway, Cl. H	6,700		9,888
Jiangxi Copper, Cl. H	13,400		20,914
Kingsoft	600		1,712
Lenovo Group	86,200		55,189
NetEase, ADR	110		29,193
New Oriental Education & Technology Group, ADR	100	[a]	6,454
People's Insurance Company Group of China, Cl. H	58,900		24,307
PetroChina, Cl. H	119,000		83,838
PICC Property & Casualty, Cl. H	20,700		33,319
Ping An Insurance Group Company of China, Cl. H	15,800		88,970
Semiconductor Manufacturing International	4,510	[a]	5,717
Shanghai Electric Group, Cl. H	12,200	[a]	5,756
Shanghai Fosun Pharmaceutical Group, Cl. H	500		1,887
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880		3,004
Shanghai Pharmaceuticals Holding, Cl. H	5,700		15,096
Shenzhou International Group Holdings	600		3,949

8

Common Stocks - 90.9% (continued)	Shares		Value ($)
China - 17.7% (continued)
SINA	50	[a]	3,841
Sino-Ocean Group Holding	12,500		6,107
Sinopec Engineering Group, Cl. H	3,400		3,322
Sinopec Shanghai Petrochemical, Cl. H	30,900		17,281
Sinopharm Group, Cl. H	8,500		38,138
Sinotrans, Cl. H	14,900		6,705
Sunac China Holdings	4,600		5,997
Sunny Optical Technology Group	1,000		8,228
Tencent Holdings	3,600		112,651
TravelSky Technology, Cl. H	1,800		4,744
Vipshop Holdings, ADR	1,100	[a]	15,257
Want Want China Holdings	25,200		18,143
Weichai Power, Cl. H	5,200		8,437
Yanzhou Coal Mining, Cl. H	29,400		25,438
Yum China Holdings	900	[a]	30,708
YY, ADR	50	[a]	2,449
Zhejiang Expressway, Cl. H	7,700		9,582
Zhuzhou CRRC Times Electric, Cl. H	600		3,089
Zijin Mining Group, Cl. H	42,200		14,920
ZTE, Cl. H	3,200		6,171
			2,684,729
Colombia - .2%
Cementos Argos	669		2,706
Corporacion Financiera Colombiana	174		1,670
Grupo Argos	1,015		7,038
Grupo de Inversiones Suramericana	575		7,603
Interconexion Electrica	2,689		10,657
			29,674
Czech Republic - .3%
CEZ	973		16,982
Moneta Money Bank	3,293	[b]	10,634
O2 Czech Republic	1,210		14,285
			41,901
Egypt - .1%
Commercial International Bank Egypt	1,834		7,417
Global Telecom Holding	29,733	[a]	11,416
Talaat Moustafa Group	1,540		686
			19,519

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
Greece - .2%
Eurobank Ergasias	2,148	[a]	1,727
FF Group	119	[a]	2,533
Hellenic Telecommunications Organization	883		8,589
JUMBO	387		6,108
OPAP	996		9,873
Titan Cement	92		2,404
			31,234
Hong Kong - 3.4%
Beijing Enterprises Holdings	1,800		8,794
Beijing Enterprises Water Group	8,600	[a]	6,590
Belle International Holdings	46,400	[c]	37,581
Brilliance China Automotive Holdings	1,200		2,012
China Conch Venture Holdings	500		996
China Everbright	2,400		5,492
China Everbright International	2,400		3,246
China Gas Holdings	4,300		6,744
China Mobile	14,800		157,830
China Overseas Land & Investment	9,900		28,764
China Power International Development	18,700		6,972
China Resources Gas Group	2,400		8,099
China Resources Land	12,900		35,823
China Resources Power Holdings	10,500		18,926
China State Construction International Holdings	1,900		3,449
China Taiping Insurance Holdings	6,700	[a]	16,710
COSCO SHIPPING Ports	3,800		4,162
Country Garden Holdings	25,100		23,879
CSPC Pharmaceutical Group	5,500		7,637
ENN Energy Holdings	3,900		21,159
Far East Horizon	2,900		2,669
Geely Automobile Holdings	15,900		21,463
Guangdong Investment	7,300		11,300
Haier Electronics Group	4,900		11,377
Longfor Properties	8,200		14,211
Nine Dragons Paper Holdings	9,700		10,475
Shanghai Industrial Holdings	3,800		12,018
Shimao Property Holdings	7,900		12,695
Sino Biopharmaceutical	7,500		6,171
Sun Art Retail Group	10,400		10,723
			517,967

10

Common Stocks - 90.9% (continued)	Shares	Value ($)
Hungary - .3%
MOL Hungarian Oil & Gas	305	22,967
OTP Bank	550	15,470
Richter Gedeon	369	8,935
		47,372
Indonesia - 1.7%
Adaro Energy	102,500	13,650
Astra International	58,700	39,415
Bank Central Asia	15,700	20,907
Bank Danamon Indonesia	9,800	3,573
Bank Negara Indonesia	19,400	9,279
Bank Rakyat Indonesia	23,000	22,260
Charoen Pokphand Indonesia	16,300	3,901
Gudang Garam	1,200	5,978
Hanjaya Mandala Sampoerna	16,200	4,643
Indocement Tunggal Prakarsa	4,100	5,214
Indofood CBP Sukses Makmur	5,400	3,555
Indofood Sukses	11,400	7,163
Jasa Marga	7,700	2,680
Kalbe Farma	40,500	4,816
Matahari Department Store	3,300	3,615
Media Nusantara Citra	10,600	1,451
Pakuwon Jati	14,100	661
Surya Citra Media	8,600	1,845
Telekomunikasi Indonesia	214,200	70,227
Tower Bersama Infrastructure	8,100	3,555
Unilever Indonesia	2,900	9,682
United Tractors	7,200	14,531
Waskita Karya	6,900	1,237
		253,838
Malaysia - 1.2%
AirAsia	11,000	8,489
Astro Malaysia Holdings	6,300	3,918
Berjaya Sports Toto	7,497	4,853
British American Tobacco Malaysia	600	6,281
Dialog Group	2,300	1,033
DiGi.Com	14,600	17,287
Felda Global Ventures Holdings	4,400	2,159
Genting Malaysia	4,800	6,491
HAP Seng Consolidated	600	1,226

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
Malaysia - 1.2% (continued)
IOI	12,300		13,006
IOI Properties Group	1,500		715
Kuala Lumpur Kepong	1,300		7,343
Malaysia Airports Holdings	900		1,576
Maxis	11,800		17,343
Petronas Chemicals Group	5,800		9,754
Petronas Dagangan	800		4,434
Petronas Gas	1,400		5,960
Public Bank	3,200		14,714
Sime Darby Bhd	4,900		10,531
Tenaga Nasional	13,800		44,315
Westports Holdings	2,000		1,843
YTL	17,100		5,791
			189,062
Mexico - 3.4%
Alfa, Cl. A	17,000		23,307
America Movil, Ser. L	176,200		135,436
Arca Continental	800		5,883
Cemex	66,200	[a]	60,942
Coca-Cola Femsa, Ser. L	1,400		10,185
El Puerto de Liverpool, Ser. C1	240		1,849
Fibra Uno Administracion	1,900		3,311
Fomento Economico Mexicano	5,200		46,776
Gentera	3,800		6,389
Gruma, Cl. B	930		12,402
Grupo Aeroportuario del Pacifico, Cl. B	1,400		14,427
Grupo Aeroportuario del Sureste, Cl. B	430		8,148
Grupo Bimbo, Ser. A	4,900		12,002
Grupo Carso, Ser. A1	900		4,150
Grupo Financiero Banorte, Cl. O	3,600		20,775
Grupo Lala	1,100		1,998
Grupo Mexico, Ser. B	20,800		60,780
Industrias Penoles	655		16,012
Infraestructura Energetica Nova	500		2,331
Kimberly-Clark de Mexico, Cl. A	6,500		13,873
Mexichem	1,847		5,073
OHL Mexico	4,000		4,883
Promotora y Operadora de Infraestructura	345		3,668

12

Common Stocks - 90.9% (continued)	Shares		Value ($)
Mexico - 3.4% (continued)
Wal-Mart de Mexico	18,500		41,667
			516,267
Peru - .2%
Credicorp	150		23,049
Philippines - .5%
Aboitiz Power	3,200		2,722
Ayala	570		9,885
Ayala Land	6,500		4,592
Bank of the Philippine Islands	510		1,070
BDO Unibank	1,100		2,640
DMCI Holdings	16,450		4,234
Energy Development	32,900		3,971
Globe Telecom	320		13,309
GT Capital Holdings	170		4,287
International Container Terminal Services	960		1,710
JG Summit Holdings	5,070		8,544
Jollibee Foods	540		2,270
Megaworld	13,400		1,089
Metro Pacific Investments	21,100		2,779
Robinsons Land	1,400		719
SM Investments	655		9,543
SM Prime Holdings	5,500		3,280
Universal Robina	950		3,270
			79,914
Poland - 1.4%
Bank Millennium	1,480	[a]	2,640
Bank Zachodni	71		6,519
CCC	22		1,273
Eurocash	444		3,937
Grupa Lotos	581	[a]	9,060
Jastrzebska Spolka Weglowa	257	[a]	5,187
KGHM Polska Miedz	951		30,178
mBank	24	[a]	2,679
Orange Polska	2,162		2,580
Polski Koncern Naftowy ORLEN	2,945		88,065
Polskie Gornictwo Naftowe i Gazownictwo	10,915		18,627
Powszechny Zaklad Ubezpieczen	2,604		28,730
Synthos	1,973		2,741

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
Poland - 1.4% (continued)
Tauron Polska Energia	12,720	[a]	10,788
			213,004
Qatar - .5%
Barwa Real Estate	230		2,148
Ezdan Holding Group	1,010		4,244
Industries Qatar	438		12,546
Masraf Al Rayan	788		9,057
Ooredoo	497		14,168
Qatar Electricity & Water	93		5,312
Qatar Gas Transport	1,261		6,891
Qatar Insurance	93		1,813
Qatar National Bank	367		14,493
			70,672
Romania - .0%
New Europe Property Investments	55		603
Russia - 5.5%
Alrosa	13,100		22,576
Gazprom	72,040		173,049
Inter RAO UES	127,200		9,049
LUKOIL	2,860		141,571
Magnit, GDR	882		30,826
MMC Norilsk Nickel	872		133,981
Mobile TeleSystems, ADR	5,300		54,696
Moscow Exchange MICEX-RTS	3,260		6,588
Novatek, GDR	171		20,725
PhosAgro, GDR	435		6,416
Rosneft	6,600		36,780
Rostelecom	3,380		4,423
RusHydro	538,400		8,464
Sberbank of Russia	29,200		84,735
Severstal	1,670		22,764
Sistema, GDR	2,772		23,313
Tatneft	8,570		56,753
			836,709
South Africa - 3.9%
Anglo American Platinum	97	[a]	2,396
AngloGold Ashanti	2,267		25,648
Barclays Africa Group	2,924		32,164
Bid Corp	869		18,412

14

Common Stocks - 90.9% (continued)	Shares		Value ($)
South Africa - 3.9% (continued)
Bidvest Group	1,295		15,457
Capitec Bank Holdings	40		2,282
Coronation Fund Managers	1,076		5,104
Exxaro Resources	1,018		8,675
FirstRand	9,185		34,262
Gold Fields	7,298		23,892
Growthpoint Properties	2,134		4,091
Hyprop Investments	633		5,847
Impala Platinum Holdings	1,295	[a]	4,162
Imperial Holdings	1,324		16,743
Investec	1,094		8,199
Liberty Holdings	442		3,556
Life Healthcare Group Holdings	3,147		6,766
Massmart Holdings	900		8,703
Mondi	669		17,358
Mr Price Group	639		7,512
Nedbank Group	927		15,639
Pick n Pay Stores	2,841		13,499
Pioneer Foods Group	322		3,972
PSG Group	50		947
Rand Merchant Investment Holdings	1,549		4,862
Redefine Properties	5,501		4,528
Remgro	628		10,425
Resilient REIT	82		715
RMB Holdings	995		4,567
Sanlam	3,809		20,205
Sappi	3,626		26,943
Shoprite Holdings	1,692		26,563
SPAR Group	1,231		16,597
Standard Bank Group	8,096		89,879
Steinhoff International Holdings	6,745		34,372
Telkom	1,626		9,099
The Foschini Group	968		11,562
Tiger Brands	464		14,025
Truworths International	1,558		10,088
Tsogo Sun Holdings	2,137		4,022
Vodacom Group	1,650		18,670
			592,408

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
South Korea - 18.2%
Amorepacific	29		7,442
Amorepacific Group	82		9,476
BGF Retail	59		5,678
CJ	326		53,574
CJ CheilJedang	61		18,280
CJ E&M	37		2,618
CJ Korea Express	12	[a]	1,756
Coway	105		9,274
Daelim Industrial	247		17,430
Daewoo Engineering & Construction	529	[a]	3,389
DGB Financial Group	436		4,464
Dongbu Insurance	368		21,991
Dongsuh	40		1,084
Doosan Heavy Industries & Construction	742		15,161
E-MART	107		21,628
GS Holdings	574		29,913
GS Retail	112		5,226
Hana Financial Group	882		30,384
Hankook Tire	464		24,018
Hanmi Pharm	2	[a]	542
Hanmi Science	1	[a]	53
Hanon Systems	469		3,487
Hanssem	10		1,933
Hanwha	3,486		122,388
Hanwha Chemical	770		17,019
Hanwha Life Insurance	1,531		8,275
Hanwha Techwin	153	[a]	6,992
Hotel Shilla	96		4,286
Hyosung	213		26,955
Hyundai Department Store	36		3,417
Hyundai Development Co-Engineering & Construction	422		16,577
Hyundai Engineering & Construction	845		36,053
Hyundai Glovis	125		15,928
Hyundai Heavy Industries	198	[a,c]	28,711
Hyundai Marine & Fire Insurance	558		17,997
Hyundai Mobis	271		52,871
Hyundai Steel	524		25,281
Industrial Bank of Korea	893		9,810
Kangwon Land	267		8,482

16

Common Stocks - 90.9% (continued)	Shares		Value ($)
South Korea - 18.2% (continued)
KB Financial Group	1,611		70,930
Kia Motors	1,530		46,859
Korea Aerospace Industries	95		5,326
Korea Gas	111	[a]	4,546
Korea Investment Holdings	91		4,103
Korea Zinc	20		7,479
Korean Air Lines	1,056	[a]	28,444
KT	599		16,950
KT&G	347		30,952
LG	436		25,902
LG Chem	190		45,751
LG Display	1,848		47,747
LG Electronics	804		48,824
LG Household & Health Care	17		12,938
LG Uplus	2,351		29,855
Lotte Chemical	88		26,449
Lotte Confectionery	13		2,342
Mirae Asset Daewoo	2,297		18,006
NAVER	42		29,528
NH Investment & Securities	414		4,803
Ottogi	3		1,943
POSCO	490		115,190
Posco Daewoo	242		5,104
S-1	48		4,117
Samsung C&T	174		18,885
Samsung Card	66		2,314
Samsung Electronics	460		901,889
Samsung Fire & Marine Insurance	147		34,622
Samsung SDS	85		10,271
Shinhan Financial Group	1,587		66,317
Shinsegae	44		7,908
SK Holdings	623		132,769
SK Hynix	1,497		71,041
SK Innovation	579		87,010
SK Networks	2,504		17,626
SK Telecom	145		30,519
S-Oil	340		29,790
Woori Bank	1,225		16,094

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
South Korea - 18.2% (continued)
Yuhan	15		3,058
			2,754,044
Taiwan - 15.4%
Acer	10,000	[a]	4,723
Advanced Semiconductor Engineering	26,000		32,704
Advantech	1,000		8,087
AU Optronics	75,000		31,321
Catcher Technology	2,000		20,550
Cathay Financial Holding	21,000		33,688
Chailease Holding	2,040		5,200
Chang Hwa Commercial Bank	7,791		4,519
Cheng Shin Rubber Industry	5,000		10,324
Chicony Electronics	3,025		7,981
China Airlines	15,000		4,649
China Life Insurance	20,472		19,067
China Steel	58,000		46,521
Chunghwa Telecom	12,000		40,569
Compal Electronics	72,000		48,205
CTBC Financial Holding	34,786		21,733
Delta Electronics	4,300		24,229
E.Sun Financial Holding	7,077		4,281
EVA Airways	11,000		5,414
Evergreen Marine	6,000	[a]	2,645
Far Eastern New Century	16,000		13,470
Far EasTone Telecommunications	9,000		22,164
Feng TAY Enterprise	1,120		4,306
First Financial Holding	10,789		6,580
Formosa Chemicals & Fibre	14,000		43,061
Formosa Petrochemical	5,000		17,484
Formosa Plastics	12,000		36,074
Formosa Taffeta	3,000		3,132
Foxconn Technology	3,060		9,331
Fubon Financial Holding	19,000		29,787
Giant Manufacturing	1,000		6,049
Highwealth Construction	6,100		10,291
Hon Hai Precision Industry	121,755		398,707
Hotai Motor	1,000		11,518
HTC	6,000	[a]	14,398
Hua Nan Financial Holdings	8,635		4,837

18

Common Stocks - 90.9% (continued)	Shares	Value ($)
Taiwan - 15.4% (continued)
Innolux	78,000	36,452
Inventec	31,000	23,067
Lite-On Technology	23,119	40,306
MediaTek	9,000	64,731
Micro-Star International	5,000	10,026
Nan Ya Plastics	13,000	31,325
Nanya Technology	1,000	1,596
Novatek Microelectronics	3,000	11,534
Pegatron	33,000	97,236
Pou Chen	12,000	16,804
Powertech Technology	4,000	12,555
President Chain Store	3,000	26,101
Quanta Computer	31,000	64,217
Realtek Semiconductor	2,000	6,761
Ruentex Industries	1,000	1,609
Siliconware Precision Industries	10,000	16,208
Standard Foods	1,110	2,741
Synnex Technology International	20,600	22,327
Taishin Financial Holding	17,591	7,259
Taiwan Business Bank	5,403	1,494
Taiwan Cement	17,000	19,777
Taiwan Cooperative Financial Holding	6,280	3,195
Taiwan Mobile	5,000	18,478
Taiwan Semiconductor Manufacturing	96,000	618,872
Teco Electric & Machinery	8,000	7,928
Transcend Information	1,000	3,414
Uni-President Enterprises	16,360	30,203
United Microelectronics	56,000	22,366
Vanguard International Semiconductor	4,000	7,636
Wistron	57,957	54,747
WPG Holdings	27,000	34,230
Yuanta Financial Holding	19,000	8,124
Yulon Motor	5,000	4,524
		2,335,442
Thailand - 2.3%
Advanced Info Service	4,700	23,779
Airports of Thailand	5,000	5,818
Bangkok Dusit Medical Services, Cl. F	2,700	1,585
Bangkok Expressway & Metro	3,700	770

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 90.9% (continued)	Shares		Value ($)
Thailand - 2.3% (continued)
Banpu	6,500		3,608
BEC World	4,000		2,162
Berli Jucker	1,200		1,509
Bumrungrad Hospital	400		2,029
Central Pattana	1,100		1,908
Charoen Pokphand Foods	19,500		15,080
CP ALL	12,700		22,397
Delta Electronics Thai	1,100		2,926
Electricity Generating	300		1,908
Glow Energy	2,400		5,690
Home Product Center	7,400		2,075
Indorama Ventures	18,900		20,080
IRPC	34,400		5,569
KCE Electronics	400		1,232
Krung Thai Bank	6,900		3,950
Minor International	2,100		2,261
PTT	9,500		106,837
PTT Exploration & Production	5,200		14,620
PTT Global Chemical	9,300		20,165
Robinson Department Store	1,000		1,807
Siam Cement	2,350		36,279
Siam Commercial Bank	3,600		16,236
Thai Oil	8,700		19,618
TMB Bank	23,200		1,529
True	9,900	[a]	1,875
			345,302
Turkey - 1.5%
Akbank	6,378		17,076
Arcelik	1,727		11,523
BIM Birlesik Magazalar	647		10,574
Cola-Cola Icecek	276		2,807
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413		2,835
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		10,055
Ford Otomotiv Sanayi	325		3,614
Haci Omer Sabanci Holding	7,682		22,882
KOC Holding	5,871		27,603
Petkim Petrokimya Holding	2,863		3,958
TAV Havalimananlari Holding	1,077		4,488

20

Common Stocks - 90.9% (continued)	Shares		Value ($)
Turkey - 1.5% (continued)
Tofas Turk Otomobil Fabrikasi	834		6,945
Tupras Turkiye Petrol Rafinerileri	1,693		42,659
Turk Telekomunikasyon	2,544		4,570
Turkiye Garanti Bankasi	7,133		19,259
Turkiye Halk Bankasi	2,736		9,074
Turkiye Is Bankasi, Cl. C	8,314		16,408
Turkiye Sise ve Cam Fabrikalari	3,358		4,217
Turkiye Vakiflar Bankasi, Cl. D	3,408		5,824
Ulker Biskuvi Sanayi	335		1,903
Yapi ve Kredi Bankasi	3,046	[a]	3,696
			231,971
United Arab Emirates - .8%
Abu Dhabi Commercial Bank	7,388		13,919
Aldar Properties	9,256		5,393
DP World	537		10,976
Dubai Islamic Bank	1,543		2,466
Emaar Malls	8,075		5,650
Emaar Properties	22,979		44,919
Emirates Telecommunications Group	4,891		23,237
National Bank of Abu Dhabi	4,922		14,740
			121,300
United States - 8.5%
iShares MSCI Emerging Markets ETF	17,000		681,020
iShares MSCI India ETF	18,891		606,023
			1,287,043
Total Common Stocks (cost $11,370,804)			13,785,253
Preferred Stocks - 5.3%
Brazil - 3.5%
Banco Bradesco	13,514		142,248
Braskem, Cl. A	900		9,680
Centrais Eletricas Brasileiras, Cl. B	1,100		7,936
Cia Energetica de Minas Gerais	11,600		32,453
Cia Paranaense de Energia, Cl. B	1,200		11,028
Gerdau	5,700		17,599
Itau Unibanco Holding	18,637		230,522
Itausa - Investimentos Itau	19,891		61,978
Telefonica Brasil	1,000		14,899
			528,343

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Preferred Stocks - 5.3% (continued)	Shares		Value ($)
Chile - .1%
Embotelladora Andina, Cl. B	705		2,921
Sociedad Quimica y Minera de Chile, Cl. B	296		10,465
			13,386
Colombia - .1%
Bancolombia	400		3,905
Grupo Aval Acciones y Valores	9,634		3,815
Grupo de Inversiones Suramericana	254		3,251
			10,971
Russia - .8%
Surgutneftegas	112,300		60,175
Transneft	19		64,314
			124,489
South Korea - .8%
Amorepacific	26		4,341
LG Chem	19		3,039
LG Household & Health Care	9		4,231
Samsung Electronics	74		114,001
			125,612
Total Preferred Stocks (cost $531,207)			802,801
Rights - .0%	Number of Rights		Value ($)
China - .0%
Bank of Communications	46	[a,c]	0
Taiwan - .0%
E.Sun Financial Holding (cost $45)	424	[a]	46
Total Rights (cost $45)			46
Warrants - .0%	Number of Warrants		Value ($)
Thailand - .0%
Minor International (11/3/17) (cost $0)	45	[a]	4

22

Other Investment - 3.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $482,098)	482,098	[d]	482,098
Total Investments (cost $12,384,154)	99.4%		15,070,202
Cash and Receivables (Net)	.6%		95,587
Net Assets	100.0%		15,165,789

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

REIT—Real Estate Investment Trust

RTS—Russian Trading System

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $24,439 or .16% of net assets.

cThe valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At April 30, 2017, the value of these securities amounted to $66,379 or .44% of net assets.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	27.6
Information Technology	21.7
Energy	10.6
Materials	7.9
Industrials	7.1
Telecommunication Services	5.7
Consumer Discretionary	4.9
Consumer Staples	4.5
Utilities	3.2
Money Market Investment	3.2
Real Estate	2.2
Health Care	.8
99.4

† Based on net assets.

See notes to financial statements.

23

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	11,902,056	14,588,104
Affiliated issuers	482,098	482,098
Cash		47,885
Cash denominated in foreign currency	79,679	79,915
Dividends receivable		11,619
Prepaid expenses		22,215
		15,231,836
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		16,287
Accrued expenses		49,760
		66,047
Net Assets ($)		15,165,789
Composition of Net Assets ($):
Paid-in capital		14,675,886
Accumulated distributions in excess of investment income—net		(1,597)
Accumulated net realized gain (loss) on investments		(2,194,818)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		2,686,318
Net Assets ($)		15,165,789

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	143,506	27,589	1,057,245	13,937,449
Shares Outstanding	11,672	2,245	86,048	1,133,675
Net Asset Value Per Share ($)	12.29	12.29	12.29	12.29

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $18,543 foreign taxes withheld at source):
Unaffiliated issuers	110,703
Affiliated issuers	480
Total Income	111,183
Expenses:
Management fee—Note 3(a)	38,558
Custodian fees—Note 3(c)	101,551
Professional fees	50,589
Registration fees	30,274
Prospectus and shareholders’ reports	5,096
Trustees’ fees and expenses—Note 3(d)	1,876
Shareholder servicing costs—Note 3(c)	1,545
Loan commitment fees—Note 2	142
Distribution fees—Note 3(b)	96
Miscellaneous	39,708
Total Expenses	269,435
Less—reduction in expenses due to undertaking—Note 3(a)	(220,585)
Less—reduction in fees due to earnings credits—Note 3(c)	(24)
Net Expenses	48,826
Investment Income—Net	62,357
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	303,399
Net realized gain (loss) on forward foreign currency exchange contracts	(3,036)
Net Realized Gain (Loss)	300,363
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	873,559
Net Realized and Unrealized Gain (Loss) on Investments	1,173,922
Net Increase in Net Assets Resulting from Operations	1,236,279

See notes to financial statements.

25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	62,357	290,481
Net realized gain (loss) on investments	300,363	(2,221,526)
Net unrealized appreciation (depreciation) on investments	873,559	2,428,327
Net Increase (Decrease) in Net Assets Resulting from Operations	1,236,279	497,282
Distributions to Shareholders from ($):
Investment income—net:
Class A	(10,528)	(782)
Class C	(207)	-
Class I	(523)	(63,448)
Class Y	(248,819)	(136,782)
Total Distributions	(260,077)	(201,012)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	54,372	565,824
Class I	1,020,586	-
Class Y	1,178,639	1,198,736
Distributions reinvested:
Class A	10,026	174
Class Y	248,819	135,959
Cost of shares redeemed:
Class A	(503,571)	(79,921)
Class C	-	(53,464)
Class I	(2,302)	(5,714,106)
Class Y	(837,283)	(5,233,698)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,169,286	(9,180,496)
Total Increase (Decrease) in Net Assets	2,145,488	(8,884,226)
Net Assets ($):
Beginning of Period	13,020,301	21,904,527
End of Period	15,165,789	13,020,301
Undistributed (distributions in excess of) investment income—net	(1,597)	196,123
Capital Share Transactions (Shares):
Class A
Shares sold	4,590	50,247
Shares issued for distributions reinvested	936	18
Shares redeemed	(45,885)	(8,522)
Net Increase (Decrease) in Shares Outstanding	(40,359)	41,743
Class C
Shares redeemed	-	(5,755)
Class I
Shares sold	83,999	-
Shares redeemed	(191)	(613,760)
Net Increase (Decrease) in Shares Outstanding	83,808	(613,760)
Class Y
Shares sold	99,791	120,763
Shares issued for distributions reinvested	23,189	14,133
Shares redeemed	(75,142)	(547,675)
Net Increase (Decrease) in Shares Outstanding	47,838	(412,779)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2017,

Class A Shares		Year Ended October 31,
	(Unaudited)	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	11.37	10.25	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.06	.09	.23	(.00)	[c]
Net realized and unrealized gain (loss) on investments	1.08	1.11	(1.92)	(.51)
Total from Investment Operations	1.14	1.20	(1.69)	(.51)
Distributions:
Dividends from investment income—net	(.22)	(.08)	(.05)	-
Dividends from net realized gain on investments	-	-	(.00)	[c] -
Total Distributions	(.22)	(.08)	(.05)	-
Net asset value, end of period	12.29	11.37	10.25	11.99
Total Return (%)[d]	10.44[e]	11.80	(14.11)	(4.08)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.05[f]	4.70	4.50	13.25	[f]
Ratio of net expenses to average net assets	1.00[f]	1.00	1.00	1.00	[f]
Ratio of net investment income (loss) to average net assets	1.23[f]	.91	2.04	(.15)	[f]
Portfolio Turnover Rate	27.62[e]	80.13	32.52	1.76	[e]
Net Assets, end of period ($ x 1,000)	144	592	105	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017,

Class C Shares		Year Ended October 31,
	(Unaudited)	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	11.30	10.17	11.98	12.50
Investment Operations:
Investment income (loss)—net[b]	(.00)[c]	.07	.13	(.01)
Net realized and unrealized gain (loss) on investments	1.08	1.06	(1.90)	(.51)
Total from Investment Operations	1.08	1.13	(1.77)	(.52)
Distributions:
Dividends from investment income—net	(.09)	-	(.04)	-
Dividends from net realized gain on investments	-	-	(.00)	[c] -
Total Distributions	(.09)	-	(.04)	-
Net asset value, end of period	12.29	11.30	10.17	11.98
Total Return (%)[d]	9.69[e]	11.11	(14.83)	(4.16)	[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	5.23[f]	4.92	5.12	14.00	[f]
Ratio of net expenses to average net assets	1.75[f]	1.75	1.75	1.75	[f]
Ratio of net investment income (loss) to average net assets	(.04)[f]	.72	1.18	(.90)	[f]
Portfolio Turnover Rate	27.62[e]	80.13	32.52	1.76	[e]
Net Assets, end of period ($ x 1,000)	28	25	81	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

28

	Six Months Ended April 30, 2017,

Class I Shares		Year Ended October 31,
	(Unaudited)	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.09	.07	.25	.00	[c]
Net realized and unrealized gain (loss) on investments	1.03	1.16	(1.92)	(.50)
Total from Investment Operations	1.12	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	(.00)	[c] -
Total Distributions	(.23)	(.10)	(.06)	-
Net asset value, end of period	12.29	11.40	10.27	12.00
Total Return (%)	10.16[d]	12.19	(13.99)	(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.84[e]	2.71	4.08	12.68	[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	[e]
Ratio of net investment income to average net assets	1.50[e]	.91	2.19	.10	[e]
Portfolio Turnover Rate	27.62[d]	80.13	32.52	1.76	[d]
Net Assets, end of period ($ x 1,000)	1,057	26	6,328	7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

29

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017,

Class Y Shares		Year Ended October 31,
	(Unaudited)	2016	2015	2014	[a]
Per Share Data ($):
Net asset value, beginning of period	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.05	.23	.09	.00	[c]
Net realized and unrealized gain (loss) on investments	1.07	1.00	(1.76)	(.50)
Total from Investment Operations	1.12	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	(.00)	[c] -
Total Distributions	(.23)	(.10)	(.06)	-
Net asset value, end of period	12.29	11.40	10.27	12.00
Total Return (%)	10.15[d]	12.19	(13.99)	(4.00)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.16[e]	4.65	2.09	12.67	[e]
Ratio of net expenses to average net assets	.75[e]	.75	.75	.75	[e]
Ratio of net investment income to average net assets	.96[e]	2.28	.98	.10	[e]
Portfolio Turnover Rate	27.62[d]	80.13	32.52	1.76	[d]
Net Assets, end of period ($ x 1,000)	13,937	12,378	15,390	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks†	12,431,831	66,292	†† 87	12,498,210
Equity Securities - Foreign Preferred Stocks†	802,801	-	-	802,801
Exchange-Traded Funds	1,287,043	-	-	1,287,043
Registered Investment Company	482,098	-	-	482,098
Rights†	46	-	-	46
Warrants†	4	-	-	4

† See Statement of Investments for additional detailed categorizations.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2016, $3,079 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

34

Equity Securities-Foreign Common Stock ($)
Balance as of 10/31/2016	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(15)
Purchases/ issuances	-
Sales/dispositions	-
Transfers into Level 3	102
Transfers out of Level 3†	-
Balance as of 4/30/2017	87
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 4/30/2017	87

† Transfers into Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the suspension of trading of a security.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	257,465	2,664,137	2,439,504	482,098	3.2

Certain affiliated investment companies may also invest in the fund. At April 30, 2017, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 1,129,778 Class Y shares representing approximately 92% of the fund’s net assets.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

36

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $2,446,117 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $1,118,836 of short–term capital losses and $1,327,281 of long–term capital losses which can be carried forward for an unlimited period

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $201,012. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets.

37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The reduction in expenses, pursuant to the undertaking, amounted to $220,585 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $96 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April

38

30, 2017, Class A and Class C shares were charged $334 and $32, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $1,016 for transfer agency services and $37 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $24.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $101,551 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,176, Distribution Plan fees $17, Shareholder Services Plan fees $35, custodian fees $53,223, Chief Compliance Officer fees $3,861 and transfer agency fees $256, which are offset against an expense reimbursement currently in effect in the amount of $48,281.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended April 30, 2017, redemption fees charged and retained by the fund amounted to $251.

39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2017, amounted to $4,201,235 and $3,582,758, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

40

counterparty. At April 30, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	26,634

At April 30, 2017, accumulated net unrealized appreciation on investments was $2,686,048, consisting of $2,835,340 gross unrealized appreciation and $149,292 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

41

For More Information

Dreyfus Strategic Beta Emerging Markets Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6342SA0417

Dreyfus Strategic Beta Global Equity Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Global Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Strategic Beta Global Equity Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio managers William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of Mellon Capital Management, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Strategic Beta Global Equity Fund’s Class A shares produced a total return of 11.82%, Class C shares returned 11.44%, Class I shares returned 11.98%, and Class Y shares returned 11.98%.1 For the same period, the fund’s benchmark, the MSCI World Index (the “Index”), produced a 12.12% total return.2

Global equities posted strong gains during the reporting period when investor sentiment improved in the wake of U.S. elections in November 2016. The fund mildly lagged its benchmark, in part due to shortfalls in the financials and consumer discretionary sectors.

As of March 9, 2017, Syed A. Zamil became a portfolio manager of the fund.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities issued by companies located throughout the world.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of U.S. and foreign companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation, and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded. The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Political and Economic Developments Bolstered Global Stocks

Equities generally fared well over the reporting period in anticipation of greater global economic growth stemming largely from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. presidential administration. Although the election’s widely unexpected outcome caused global stock markets to generally decline in November 2016, improved investor sentiment later sparked a market rally that persisted through the end of the reporting period. In addition, developed economies recently have demonstrated improvement after an extended period of persistent sluggishness, and accommodative monetary policies from central banks in Europe and Japan are expected to provide further economic support.

European stock markets particularly benefited during the reporting period from gains among financial stocks, which advanced in anticipation of higher interest rates and improved lending margins. In the United Kingdom, a weakened British pound in the aftermath of the Brexit referendum helped make exports more competitive for several industry groups. Industrial companies throughout the developed world encountered stronger demand for automobiles and machinery from recovering emerging markets. Likewise, consumer discretionary companies—

3

DISCUSSION OF FUND PERFORMANCE (continued)

such as leisure companies and exporters of luxury goods—advanced in the midst of improved consumer and business optimism in the United States, Europe, and the emerging markets.

Fund Participated Substantially in Index’s Gains

Although the fund delivered double-digit returns over the reporting period, it modestly lagged the Index, in part due to a handful of security selection shortfalls. Among financial companies, underweighted exposure to investment bank Goldman Sachs Group prevented the fund from fully capturing gains stemming from expectations of reduced regulatory constraints and higher interest rates. In the consumer discretionary sector, retailer Target reported disappointing same-store sales comparisons due to online competition. U.K. supermarket chain Tesco was hurt by a lawsuit related to accounting issues, and returns from several Australian banks were undermined by currency fluctuations and local interest-rate risks.

The fund achieved better relative results in the United States and Italy, which were home to most of the fund’s top-performing holdings during the reporting period. Most notably, underweighted exposure to U.S.-based Verizon Communications helped cushion the impact of mild losses stemming from disappointing profits. In contrast, the fund benefited from an overweighted position in Apple, which was bolstered by optimism surrounding an upcoming smartphone model. In Italy, Fiat Chrysler Automobiles rallied in anticipation of reduced U.S. fuel-economy regulations. Finally, U.K.-based commodities trader Glencore gained value along with zinc and coal prices.

A Disciplined Approach to Stock Picking

We have continued to employ the fund’s quantitative investment process, which seeks to establish overweighted positions in high-quality companies with attractive valuations and positive earnings momentum. Although the fund’s assets have remained broadly diversified across the Index’s various economic sectors, the results of our quantitative models recently have produced slightly overweighted exposure to the materials and utilities sectors, and slightly underweighted positions in the information technology and real estate sectors. From a country allocation standpoint, the fund ended the reporting period with mildly overweighted exposure to Japan and the United Kingdom, but we have identified relatively few companies meeting our criteria in Switzerland and the United States.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging market countries than with more economically and politically established foreign countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Global Equity Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.46	$8.39	$3.15	$3.15
Ending value (after expenses)	$1,118.20	$1,114.40	$1,119.80	$1,119.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82

† Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I and .60% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 97.9%	Shares		Value ($)
Australia - 1.9%
AGL Energy	574		11,502
Alumina	1,991		2,743
Amcor	1,121		13,187
APA Group	429		2,943
Aristocrat Leisure	155		2,280
ASX	78		2,962
Aurizon Holdings	1,893		7,300
Bendigo & Adelaide Bank	124		1,144
BHP Billiton	4,675		83,035
Caltex Australia	530		11,854
Challenger	291		2,881
CIMIC Group	107		2,967
Coca-Cola Amatil	834		5,852
Cochlear	23		2,409
Computershare	240		2,649
Domino's Pizza Enterprises	7		320
DUET Group	958		2,166
Fortescue Metals Group	2,625		10,437
Goodman Group	354		2,150
Harvey Norman Holdings	483		1,515
Insurance Australia Group	1,111		5,166
James Hardie Industries-CDI	148		2,512
LendLease Group	1,131		13,576
Macquarie Group	174		12,117
Medibank Private	1,279		2,787
Mirvac Group	3,044		5,174
Newcrest Mining	338		5,355
Oil Search	514		2,779
Orica	438		6,077
Origin Energy	1,797	[a]	9,661
Qantas Airways	914		2,902
Ramsay Health Care	50		2,684
Rio Tinto	886		40,098
Santos	549	[a]	1,431
SEEK	89		1,136
Sonic Healthcare	297		4,913
South32	6,061		12,617

6

Common Stocks - 97.9% (continued)	Shares		Value ($)
Australia - 1.9% (continued)
Stockland	940		3,414
Suncorp Group	1,031		10,654
Sydney Airport	445		2,296
Tabcorp Holdings	708		2,518
Telstra	3,512		11,098
Transurban Group	348		3,179
Treasury Wine Estates	248		2,228
Vicinity Centres	1,064		2,295
Wesfarmers	1,346		43,339
Woodside Petroleum	456		10,988
Woolworths	1,083		21,798
			417,088
Austria - .1%
OMV	385		17,729
Voestalpine	132		5,515
			23,244
Belgium - .3%
Ageas	315		12,902
Colruyt	65		3,338
Groupe Bruxelles Lambert	43		4,122
KBC Group	239		17,256
Proximus	244		7,465
Solvay	39		4,960
Telenet Group Holding	26	[a]	1,579
UCB	53		4,131
Umicore	107		6,265
			62,018
Canada - 3.3%
Agnico Eagle Mines	100		4,780
Agrium	100		9,386
Alimentation Couche-Tard, Cl. B	300		13,797
ARC Resources	100		1,313
ATCO, Cl. I	100		3,639
Bank of Montreal	300		21,243
Bank of Nova Scotia	600		33,353
Barrick Gold	1,300		21,733
BCE	140		6,374
BlackBerry	300	[a]	2,802
Bombardier, Cl. B	4,400	[a]	6,801

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Canada - 3.3% (continued)
Brookfield Asset Management, Cl. A	650		24,028
CAE	100		1,527
Cameco	200		1,918
Canadian Imperial Bank of Commerce	300		24,230
Canadian National Railway	400		28,913
Canadian Pacific Railway	100		15,323
Canadian Tire, Cl. A	100		12,205
Canadian Utilities	100		2,883
Cenovus Energy	900		8,973
CGI Group, Cl. A	100	[a]	4,826
CI Financial	200		3,912
Crescent Point Energy	400		3,959
Dollarama	100		8,754
Empire, Cl. A	300		4,622
Enbridge	800		33,159
Encana	500		5,351
Finning International	200		3,804
First Quantum Minerals	300		2,859
Fortis	200		6,508
George Weston	100		8,981
Gildan Activewear	100		2,804
Goldcorp	500		6,967
Great-West Lifeco	200		5,380
Husky Energy	400	[a]	4,618
IGM Financial	100		3,004
Imperial Oil	200		5,818
Industrial Alliance Insurance & Financial Services	100		4,219
Intact Financial	100		6,850
Inter Pipeline	100		2,037
International Petroleum Corp/Sweden	31	[a]	113
Kinross Gold	1,900	[a]	6,611
Loblaw	300		16,837
Lululemon Athletica	50	[a]	2,600
Magna International	500		20,886
Manulife Financial	1,700		29,814
Methanex	100		4,595
Metro	200		6,854
National Bank of Canada	300		11,659
Onex	200		14,430

8

Common Stocks - 97.9% (continued)	Shares		Value ($)
Canada - 3.3% (continued)
Power Corporation of Canada	700		16,220
Power Financial	300		7,624
Restaurant Brands International	100		5,613
RioCan Real Estate Investment Trust	100		1,900
Rogers Communications, Cl. B	400		18,341
Saputo	200		6,576
Seven Generations Energy, Cl. A	100	[a]	1,771
Shaw Communications, Cl. B	200		4,240
Sun Life Financial	500		17,659
Suncor Energy	900		28,206
Teck Resources, Cl. B	700		14,523
TELUS	200		6,655
Thomson Reuters	300		13,632
Toronto-Dominion Bank	1,000		47,053
Tourmaline Oil	100	[a]	1,965
TransCanada	400		18,572
Turquoise Hill Resources	100	[a]	273
Valeant Pharmaceuticals International	700	[a]	6,487
Vermillion Energy	100		3,521
West Fraser Timber	100		4,494
Yamana Gold	900		2,420
			715,797
China - .0%
Yangzijiang Shipbuilding Holdings	2,800		2,305
Denmark - .4%
Carlsberg, Cl. B	97		9,681
Charles Hansen Holding	38		2,561
Danske Bank	193		7,010
DONG Energy	70	[b]	2,758
Novo Nordisk, Cl. B	796		30,974
Pandora	40		4,323
TDC	1,659	[a]	8,905
Tryg	113		2,168
Vestas Wind Systems	172		14,811
			83,191
Finland - .3%
Elisa	144		4,905
Fortum	585		8,514
Kone, Cl. B	98		4,490

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Finland - .3% (continued)
Metso	148		5,309
Neste	170		6,942
Nokian Renkaat	106		4,561
Orion, Cl. B	83		4,760
Stora Enso, Cl. R	846		10,063
UPM-Kymmene	751		19,822
Wartsila	73		4,445
			73,811
France - 3.8%
Alstom	451	[a]	14,321
Altice, Cl. A	427	[a]	10,607
Altice, Cl. B	126	[a]	3,133
Arkema	78		8,259
Atos	79		10,352
AXA	1,486		39,674
BNP Paribas	1,023		72,188
Bouygues	494		20,769
Capgemini	78		7,808
Carrefour	692		16,301
Casino Guichard Perrachon	137		8,253
Christian Dior	59		16,193
Cie de St-Gobain	926		49,981
Cie Generale des Etablissements Michelin	259		33,841
CNP Assurances	404		8,436
Credit Agricole	322		4,788
Dassault Systemes	18		1,606
Edenred	86		2,202
Eiffage	115		9,741
Electricite de France	489		4,083
Engie	2,885		40,697
Essilor International	48		6,219
Fonciere Des Regions	13		1,160
Hermes International	5		2,392
ICADE	22		1,634
Iliad	11		2,671
Imerys	33		2,839
Ingenico Group	12		1,087
Kering	60		18,598
Klepierre	111		4,358

10

Common Stocks - 97.9% (continued)	Shares		Value ($)
France - 3.8% (continued)
Lagardere	228		6,984
Legrand	159		10,293
L'Oreal	133		26,491
LVMH Moet Hennessy Louis Vuitton	149		36,762
Natixis	707		4,919
Orange	3,863		59,753
Pernod Ricard	90		11,260
Peugeot	1,860	[a]	38,972
Remy Cointreau	8		807
Renault	251		23,407
Rexel	346		6,181
Safran	180		14,906
Schneider Electric	298		23,534
SCOR	216		8,546
SEB	23		3,708
Societe Generale	696		38,067
Sodexo	92		11,695
Suez	239		3,927
Thales	79		8,306
Unibail-Rodamco	47		11,542
Valeo	273		19,627
Veolia Environnement	745		14,153
Vivendi	1,138		22,580
Wendel	48		6,727
			837,338
Germany - 4.3%
adidas	77		15,425
Allianz	411		78,258
Axel Springer	26		1,459
BASF	674		65,681
Bayer	842		104,193
Bayerische Motoren Werke	361		34,467
Beiersdorf	48		4,776
Brenntag	82		4,863
Continental	82		18,356
Covestro	92	[b]	7,171
Daimler	943		70,261
Deutsche Bank	1,227	[a]	22,094
Deutsche Lufthansa	783		13,510

11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Germany - 4.3% (continued)
Deutsche Post	952		34,221
Deutsche Telekom	4,581		80,340
Deutsche Wohnen-BR	34		1,163
E.ON	6,938		54,090
Evonik Industries	135		4,508
Fraport Frankfurt Airport Services Worldwide	32		2,517
Fresenius & Co.	373		30,233
Hannover Rueck	57		6,836
Henkel & Co.	45		5,252
HOCHTIEF	40		7,207
HUGO BOSS	53		4,031
Infineon Technologies	414		8,568
Innogy	147	[b]	5,404
LANXESS	118		8,522
Linde	102		18,327
MAN	29		3,047
Merck	46		5,402
METRO	566		18,626
Muenchener Rueckversicherungs	217		41,591
RWE	2,522	[a]	41,771
SAP	195		19,557
Siemens	444		63,648
Telefonica Deutschland Holding	628		3,044
thyssenKrupp	308		7,332
TUI	383		5,571
Volkswagen	45		7,252
Vonovia	88		3,186
Zalando	29	[a,b]	1,279
			933,039
Hong Kong - .9%
AIA Group	3,600		24,923
ASM Pacific Technology	100		1,489
Cathay Pacific Airways	1,000		1,440
Cheung Kong Property Holdings	4,184		30,015
CK Hutchison Holdings	1,500		18,735
CLP Holdings	1,500		15,823
First Pacific	4,000		3,080
Galaxy Entertainment Group	1,000		5,567
Hang Lung Group	1,000		4,172

12

Common Stocks - 97.9% (continued)	Shares		Value ($)
Hong Kong - .9% (continued)
Hang Lung Properties	2,000		5,245
HK Electric Investments	3,500	[b]	3,096
HKT Trust & HKT	1,000		1,279
Hong Kong & China Gas	2,000		3,996
Hongkong Land Holdings	500		3,855
Kerry Properties	500		1,871
Li & Fung	18,000		7,544
Link REIT	500		3,597
Melco Crown Entertainment, ADR	100		2,195
MTR	500		2,880
NWS Holdings	26		49
Power Assets Holdings	500		4,500
SJM Holdings	3,000		2,912
Sun Hung Kai Properties	1,000		15,003
Swire Properties	400		1,342
WH Group	12,000	[b]	10,722
Wharf Holdings	1,000		8,543
Wheelock & Co.	1,000		7,797
Yue Yuen Industrial Holdings	500		1,977
			193,647
Ireland - .3%
CRH	477		17,393
DCC	88		8,127
Kerry Group, Cl. A	47		3,874
Medtronic	400		33,236
Paddy Power Betfair	27		3,009
			65,639
Israel - .1%
Azrieli Group	11		586
Bank Hapoalim	786		4,907
Bank Leumi Le-Israel	577	[a]	2,700
Bezeq The Israeli Telecommunication Corporation	3,177		5,346
Check Point Software Technologies	50	[a]	5,201
Israel Chemicals	379		1,638
NICE	29		1,986
Signet Jewelers	100		6,584
			28,948
Italy - 1.9%
Assicurazioni Generali	1,732		27,413

13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Italy - 1.9% (continued)
Atlantia	246		6,238
CNH Industrial	2,154		23,769
Enel	22,898		108,850
Eni	4,071		63,281
Ferrari	73		5,491
Fiat Chrysler Automobiles	6,888	[a]	77,957
Leonardo	589	[a]	9,258
Luxottica Group	46		2,666
Mediobanca	93		894
Poste Italiane	1,784	[b]	12,223
Prysmian	221		6,382
Saipem	6,801	[a]	2,931
STMicroelectronics	905		14,639
Telecom Italia	31,166	[a]	27,669
Telecom Italia-RSP	18,554	[a]	13,248
Terna Rete Elettrica Nazionale	1,340		6,758
UnipolSai	1,192		2,740
			412,407
Japan - 11.4%
Aeon	600		8,900
Air Water	200		3,850
Aisin Seiki	400		19,556
Alfresa Holdings	400		7,216
Amada Holdings	200		2,375
ANA Holdings	1,000		3,010
Aozora Bank	2,000		7,284
Asahi Glass	2,000		17,331
Asahi Group Holdings	300		11,316
Asahi Kasei	2,000		19,063
Asics	100		1,768
Astellas Pharma	1,800		23,704
Bandai Namco Holdings	300		9,406
Benesse Holdings	100		3,019
Bridgestone	500		20,848
Brother Industries	300		6,166
Central Japan Railway	100		16,762
Chiba Bank	1,000		6,692
Chubu Electric Power	1,600		21,494
Chugoku Bank	100		1,484

14

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Chugoku Electric Power	300		3,270
Concordia Financial Group	500		2,297
Credit Saison	100		1,820
Daicel	300		3,442
Dai-ichi Life Holdings	1,300		22,111
Daiichi Sankyo	600		13,311
Daikin Industries	200		19,421
Daito Trust Construction	100		14,712
Daiwa House Industry	700		20,791
Daiwa Securities Group	2,000		12,152
DeNA	100		2,141
Denso	500		21,525
Dentsu	100		5,634
Don Quijote Holdings	100		3,647
East Japan Railway	200		17,859
Eisai	100		5,250
Fuji Electric	1,000		5,481
Fuji Heavy Industries	500		18,892
FUJIFILM Holdings	400		14,834
Fujitsu	5,000		31,164
Hachijuni Bank	200		1,181
Hakuhodo DY Holdings	200		2,435
Hankyu Hanshin Holdings	200		6,602
Hitachi	5,000		27,589
Hitachi Chemical	100		2,862
Hitachi Construction Machinery	200		5,151
Hitachi High-Technologies	100		3,987
Hitachi Metals	200		2,801
Hokuriku Electric Power	200		1,848
Honda Motor	2,300		66,684
Hoya	300		14,328
Idemitsu Kosan	600		19,188
IHI	3,000	[a]	10,173
Iida Group Holdings	100		1,591
ITOCHU	2,700		38,172
J Front Retailing	200		2,880
Japan Post Bank	200		2,488
Japan Post Holdings	600		7,433
JTEKT	400		6,294

15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
JX Holdings	14,550		65,666
Kajima	1,000		6,791
Kansai Electric Power	2,400		32,445
Kao	200		11,030
Kawasaki Heavy Industries	1,000		3,023
KDDI	2,100		55,677
Kintetsu Group Holdings	1,000		3,651
Kirin Holdings	1,400		27,203
Kobe Steel	500	[a]	4,440
Koito Manufacturing	100		5,158
Komatsu	800		21,329
Konami Holdings	100		4,158
Konica Minolta	400		3,534
Kuraray	300		4,839
Kurita Water Industries	100		2,580
Kyocera	100		5,660
Kyowa Hakko Kirin	100		1,715
Kyushu Electric Power	1,100		11,861
Kyushu Financial Group	100		623
LIXIL Group	500		12,483
Marubeni	8,300		51,107
Mazda Motor	600		8,795
Medipal Holdings	500		8,271
MEIJI Holdings	100		8,486
MINEBEA MITSUMI	300		4,336
Miraca Holdings	100		4,611
MISUMI Group	100		1,894
Mitsubishi	3,100		66,839
Mitsubishi Chemical Holdings	2,800		21,910
Mitsubishi Electric	1,500		20,911
Mitsubishi Gas Chemical	300		6,410
Mitsubishi Materials	200		5,948
Mitsubishi Motors	500		3,198
Mitsubishi Tanabe Pharma	100		2,029
Mitsubishi UFJ Financial Group	7,200		45,806
Mitsubishi UFJ Lease & Finance	700		3,655
Mitsui & Co.	2,500		35,277
Mitsui Chemicals	2,000		10,227
Mitsui OSK Lines	3,000		9,177

16

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Mizuho Financial Group	18,200		33,241
MS&AD Insurance Group Holdings	900		29,323
Nagoya Railroad	1,000		4,593
NEC	5,000		12,424
Nidec	100		9,168
Nikon	300		4,279
Nippon Express	2,000		10,980
Nippon Paint Holdings	100		3,835
Nippon Steel & Sumitomo Metal	1,100		24,773
Nippon Telegraph & Telephone	1,600		68,449
Nippon Yusen	2,000	[a]	4,019
Nissan Chemical Industries	100		3,099
Nissan Motor	3,500		33,234
Nisshin Seifun Group	100		1,533
Nitto Denko	100		7,525
NOK	100		2,378
Nomura Holdings	4,200		25,206
NSK	500		6,818
NTT Data	200		9,276
NTT DOCOMO	1,800		43,403
Obayashi	1,200		11,637
Odakyu Electric Railway	100		1,939
Oji Holdings	2,000		9,670
Omron	100		4,185
ORIX	1,300		19,837
Osaka Gas	3,000		11,230
Otsuka Holdings	200		9,198
Park24	100		2,579
Recruit Holdings	200		10,101
Resona Holdings	5,300		29,468
Rohm	100		7,015
Secom	100		7,254
Sega Sammy Holdings	300		4,029
Seibu Holdings	100		1,746
Seiko Epson	300		6,136
Sekisui Chemical	600		10,065
Sekisui House	600		9,955
Sharp	2,000	[a]	7,212
Shimizu	1,000		9,590

17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Shin-Etsu Chemical	200		17,374
Shionogi & Co.	100		5,143
Shiseido	100		2,706
Showa Shell Sekiyu	600		5,797
SoftBank Group	1,200		90,876
Sompo Holdings	400		15,092
Sony Financial Holdings	200		3,323
Stanley Electric	100		2,924
Sumitomo	3,500		46,735
Sumitomo Dainippon Pharma	100		1,640
Sumitomo Electric Industries	1,000		16,295
Sumitomo Heavy Industries	1,000		6,970
Sumitomo Mitsui Trust Holdings	400		13,696
Sumitomo Rubber Industries	200		3,595
Suntory Beverage & Food	100		4,472
Suruga Bank	100		2,089
Suzuken	130		4,297
Suzuki Motor	900		37,558
T&D Holdings	600		8,900
Taiheiyo Cement	2,000		6,656
Taisei	2,000		15,250
Taiyo Nippon Sanso	100		1,194
Teijin	300		5,810
Terumo	100		3,647
THK	100		2,575
Tobu Railway	1,000		5,068
Tohoku Electric Power	500		6,665
Tokio Marine Holdings	700		29,463
Tokyo Electric Power Co. Holdings	5,100	[a]	19,810
Tokyo Electron	100		11,630
Tokyo Gas	4,000		18,569
Tokyo Tatemono	100		1,364
Tokyu	1,000		7,159
Tokyu Fudosan Holdings	500		2,727
Toppan Printing	1,000		10,056
Toshiba	13,000	[a]	26,286
TOTO	100		3,817
Toyo Seikan Group Holdings	200		3,346
Toyoda Gosei	100		2,653

18

Common Stocks - 97.9% (continued)	Shares		Value ($)
Japan - 11.4% (continued)
Toyota Motor	2,904		157,216
Toyota Tsusho	900		28,379
Yamada Denki	1,200		6,297
Yamaha	100		2,772
Yamaha Motor	300		7,107
Yamato Holdings	300		6,482
Yamazaki Baking	200		4,214
Yaskawa Electric	100		1,910
Yokogawa Electric	100		1,544
Yokohama Rubber	100		1,960
			2,478,948
Luxembourg - .0%
RTL Group	37		2,861
Macau - .0%
Sands China	1,600		7,261
Mexico - .0%
Fresnillo	68		1,279
Netherlands - 1.5%
ABN AMRO Group	159	[b]	4,174
Aegon	1,329		6,774
AerCap Holdings	200	[a]	9,202
Akzo Nobel	128		11,193
ASML Holding	53		7,006
Boskalis Westminster	38		1,398
Core Laboratories	50		5,541
EXOR	1,258	[a]	70,641
Gemalto	36		2,016
Heineken Holding	87		7,289
ING Groep	3,507		57,093
Koninklijke Ahold Delhaize	1,300		26,934
Koninklijke DSM	170		12,161
Koninklijke KPN	4,957		14,336
Koninklijke Philips	1,060		36,741
Koninklijke Vopak	65		2,933
NN Group	160		5,305
QIAGEN	43	[a]	1,283
Randstad Holding	87		5,185
RELX	501		9,690
Unilever	583		30,575

19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Netherlands - 1.5% (continued)
Wolters Kluwer	257		10,915
			338,385
New Zealand - .1%
Auckland International Airport	304		1,440
Contact Energy	678		2,425
Fletcher Building	972		5,706
Meridian Energy	594		1,130
Ryman Healthcare	74		438
Spark New Zealand	2,180		5,531
			16,670
Norway - .2%
DNB	339		5,295
Gjensidige Forsikring	85		1,306
Marine Harvest	283	[a]	4,707
Norsk Hydro	1,277		7,288
Orkla	453		4,102
Telenor	763		12,335
			35,033
Portugal - .2%
Energias de Portugal	7,173		23,675
Galp Energia	451		7,010
Jeronimo Martins	422		7,746
			38,431
Singapore - .4%
Ascendas Real Estate Investment Trust	300		550
Broadcom	102		22,523
CapitaLand	2,100		5,652
CapitaLand Commercial Trust	1,000		1,163
DBS Group Holdings	1,000		13,850
Flex	850	[a]	13,141
Genting Singapore	2,200		1,756
Golden Agri-Resources	7,500		1,933
Jardine Cycle & Carriage	100		3,380
Oversea-Chinese Banking	900		6,313
SATS	600		2,186
Singapore Technologies Engineering	800		2,170
StarHub	600		1,198
Suntec Real Estate Investment Trust	1,000		1,267
UOL Group	200		1,036

20

Common Stocks - 97.9% (continued)	Shares		Value ($)
Singapore - .4% (continued)
Wilmar International	2,900		7,369
			85,487
South Africa - .1%
Investec	383		2,835
Mondi	347		8,993
			11,828
Spain - 1.8%
Abertis Infraestructuras	735		12,930
ACS Actividades de Construccion y Servicios	620		22,983
Aena	52	[b]	9,176
Amadeus IT Group	235		12,671
Banco Bilbao Vizcaya Argentaria	3,681		29,467
Banco de Sabadell	1,366		2,628
Banco Santander	11,310		73,760
Bankinter	206		1,814
CaixaBank	1,043		4,737
Distribuidora Internacional de Alimentacion	723		4,304
Enagas	130		3,420
Endesa	659		15,531
Gas Natural SDG	276		6,241
Iberdrola	3,330		23,948
Inditex	434		16,646
Mapfre	1,780		6,212
Red Electrica	413		8,053
Repsol	2,177		34,468
Telefonica	10,209		112,930
			401,919
Sweden - 1.1%
Alfa Laval	117		2,400
Atlas Copco, Cl. A	380		14,209
Atlas Copco, Cl. B	221		7,351
Autoliv	100		10,019
Boliden	142		4,059
Electrolux, Ser. B	429		12,743
Hexagon, Cl. B	53		2,308
Husqvarna, Cl. B	194		1,929
ICA Gruppen	83		2,834
Industrivarden, Cl. C	62		1,442
Investor, Cl. B	239		10,926

21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
Sweden - 1.1% (continued)
Kinnevik, Cl. B	96		2,562
Lundin Petroleum	94	[a]	1,795
Millicom International Cellular	124		6,804
Nordea Bank	2,415		29,720
Sandvik	1,330		21,353
Securitas, Cl. B	518		8,562
Skandinaviska Enskilda Banken, Cl. A	933		10,744
Skanska, Cl. B	510		12,201
SKF, Cl. B	355		7,800
Svenska Cellulosa, Cl. B	354		11,726
Svenska Handelsbanken, Cl. A	848		12,035
Swedbank, Cl. A	523		12,394
Swedish Match	184		6,070
Tele2, Cl. B	824		8,298
Volvo, Cl. B	1,208		19,762
			242,046
Switzerland - 1.7%
ABB	2,275		55,697
Actelion	43	[a]	11,478
Adecco Group	249	[a]	18,494
Aryzta	71	[a]	2,306
Baloise Holding	46		6,745
Barry Callebaut	2	[a]	2,746
Coca-Cola HBC	164	[a]	4,550
Dufry	19	[a]	3,113
EMS-Chemie Holding	3		1,880
Galenica	1	[a]	1,086
Garmin	100		5,084
Geberit	17		7,743
Givaudan	2		3,853
Julius Baer Group	66	[a]	3,439
Kuehne + Nagel International	42		6,349
LafargeHolcim	280	[a]	15,871
Lonza Group	39	[a]	7,976
Nestle	1,220		93,983
Pargesa Holding-BR	35		2,615
Partners Group Holding	5		3,023
Schindler Holding	16		3,177
Schindler Holding-PC	37		7,560

22

Common Stocks - 97.9% (continued)	Shares		Value ($)
Switzerland - 1.7% (continued)
SGS	2		4,501
Sika-BR	1		6,382
Sonova Holding	16		2,365
Swiss Life Holding	44	[a]	14,319
Swiss Prime Site	22	[a]	1,907
Swiss Re	381		33,160
Swisscom	25		10,905
Zurich Insurance Group	123		34,044
			376,351
United Kingdom - 8.3%
3i Group	528		5,426
Aberdeen Asset Management	1,099		3,971
Admiral Group	154		4,011
Anglo American	3,469	[a]	49,716
Antofagasta	282		3,061
ArcelorMittal	4,467	[a]	35,244
Ashtead Group	220		4,647
Associated British Foods	173		6,296
Auto Trader Group	190	[b]	987
Aviva	3,871		26,297
Babcock International Group	134		1,560
Bae Systems	1,815		14,739
Barclays	13,593		37,368
Barratt Developments	1,050		7,881
BHP Billiton	3,220		49,004
BP	20,113		115,273
British American Tobacco	851		57,481
BT Group	6,448		25,451
Bunzl	274		8,546
Burberry Group	366		7,651
Capita	590		4,249
Carnival	168		10,371
Centrica	17,030		43,651
Compass Group	1,822		36,767
Croda International	43		2,096
Delphi Automotive	210		16,884
Diageo	959		27,904
Direct Line Insurance Group	1,318		5,961
Dixons Carphone	1,513		6,575

23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United Kingdom - 8.3% (continued)
Experian	396		8,509
G4S	2,647		10,460
GKN	2,163		10,055
GlaxoSmithKline	5,421		108,830
Glencore	41,506	[a]	163,238
Hargreaves Lansdown	61		1,089
HSBC Holdings	8,997		74,171
IHS Markit	100	[a]	4,340
IMI	472		7,819
Imperial Brands	843		41,294
Inmarsat	260		2,753
InterContinental Hotels Group	99		5,252
Intertek Group	89		4,687
Intu Properties	163		582
ITV	2,093		5,693
J Sainsbury	4,105		14,642
Johnson Matthey	168		6,482
Kingfisher	4,123		18,226
Land Securities Group	363		5,200
Legal & General Group	2,947		9,394
Liberty Global, Cl. C	256	[a]	5,591
Lloyds Banking Group	17,554		15,733
London Stock Exchange Group	91		3,987
Marks & Spencer Group	2,818		13,380
Meggitt	374		2,240
Merlin Entertainments	217	[b]	1,421
Michael Kors Holdings	150	[a]	5,600
National Grid	3,457	[a]	44,775
Old Mutual	3,997		10,043
Persimmon	159		4,798
Petrofac	310		3,270
Provident Financial	50		2,075
Randgold Resources	20		1,763
Reckitt Benckiser Group	312		28,736
RELX	552		11,196
Rio Tinto	2,496		98,989
Rolls-Royce Holdings	1,728	[a]	18,173
Royal Bank of Scotland Group	1,649	[a]	5,668
Royal Mail	958		4,994

24

Common Stocks - 97.9% (continued)	Shares		Value ($)
United Kingdom - 8.3% (continued)
RSA Insurance Group	806		6,222
Sage Group	863		7,489
Schroders	43		1,775
Segro	296		1,862
Severn Trent	185		5,571
Sky	909		11,679
Smiths Group	315		6,691
SSE	2,099		37,816
St. James's Place	177		2,632
Standard Chartered	1,440	[a]	13,451
Standard Life	2,831		13,343
Tate & Lyle	725		7,104
Taylor Wimpey	1,628		4,217
TechnipFMC	264	[a]	7,937
TechnipFMC	150	[a]	4,520
Tesco	26,326	[a]	62,484
Travis Perkins	197		4,111
Unilever	462		23,768
United Utilities Group	671		8,460
Vodafone Group	37,932		97,793
Weir Group	100		2,579
Whitbread	77		4,024
William Hill	658		2,501
WM Morrison Supermarkets	9,023		28,036
Wolseley	322		20,452
Worldpay Group	277	[b]	1,076
WPP	970		20,767
			1,812,576
United States - 53.5%
3M	460		90,082
Abbott Laboratories	1,602		69,911
AbbVie	1,620		106,823
Accenture, Cl. A	320		38,816
Activision Blizzard	610		31,872
Adobe Systems	100	[a]	13,374
AES	2,000		22,620
Aetna	320		43,222
Affiliated Managers Group	50		8,280
Agilent Technologies	150		8,258

25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
AGNC Investment	100		2,107
Air Products & Chemicals	50		7,025
Akamai Technologies	50	[a]	3,047
Albemarle	100		10,891
Allergan	36		8,779
Alliance Data Systems	50		12,481
Allstate	720		58,529
Ally Financial	560		11,088
Alphabet, Cl. A	50	[a]	46,226
Alphabet, Cl. C	150	[a]	135,894
Altria Group	660		47,375
Amazon.com	100	[a]	92,499
Ameren	200		10,938
American Airlines Group	100		4,262
American International Group	750		45,682
American Water Works	50		3,988
Ameriprise Financial	160		20,456
AmerisourceBergen	570		46,768
AMETEK	100		5,720
Amgen	370		60,428
Amphenol, Cl. A	100		7,231
Anadarko Petroleum	400		22,808
Analog Devices	223		16,993
Annaly Capital Management	750	[c]	8,857
Antero Resources	100	[a]	2,119
Anthem	370		65,819
Aon	210		25,166
Apache	600		29,184
Apple	4,090		587,528
Applied Materials	1,000		40,610
Aramark	200		7,304
Arch Capital Group	50	[a]	4,849
Archer-Daniels-Midland	920		42,090
Arthur J. Gallagher & Co.	100		5,581
Ashland Global Holdings	100		12,350
Assurant	150		14,436
AT&T	1,025		40,621
Automatic Data Processing	200		20,898
Axalta Coating Systems	100	[a]	3,137

26

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Axis Capital Holdings	100		6,590
Baker Hughes	400		23,748
Ball	100		7,689
Bank of America	5,150		120,201
Baxter International	650		36,192
BB&T	300		12,954
Becton Dickinson & Co.	150		28,045
Bed Bath & Beyond	410		15,887
Berkshire Hathaway, Cl. B	600	[a]	99,126
Best Buy	620		32,122
Biogen	100	[a]	27,121
Bioverativ	50		2,941
Boeing	870		160,802
BorgWarner	200		8,456
Boston Properties	50	[c]	6,330
Boston Scientific	600	[a]	15,828
Brixmor Property Group	100	[c]	1,975
Bunge	400		31,612
Cabot Oil & Gas	100		2,324
Cadence Design Systems	100	[a]	3,257
Campbell Soup	200		11,508
Cardinal Health	910		66,057
CarMax	200	[a]	11,700
Carnival	250		15,442
Caterpillar	400		40,904
CBS, Cl. B	650		43,264
CDK Global	150		9,751
Celanese, Ser. A	100		8,704
Celgene	400	[a]	49,620
Centene	150	[a]	11,160
CenterPoint Energy	610		17,403
CenturyLink	1,560		40,045
Cerner	100	[a]	6,475
Charles Schwab	200		7,770
Chevron	1,550		165,385
Chubb	156		21,411
Church & Dwight	200		9,906
Cigna	360		56,293
CIT Group	200		9,262

27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Citigroup	1,400		82,768
Citizens Financial Group	150		5,507
Citrix Systems	50	[a]	4,047
CME Group	100		11,619
CMS Energy	160		7,264
Coach	300		11,817
Colgate-Palmolive	760		54,750
Comerica	100		7,070
Conagra Brands	200		7,756
Conduent	308	[a]	5,023
ConocoPhillips	900		43,119
Consolidated Edison	300		23,784
Constellation Brands, Cl. A	50		8,627
Corning	1,700		49,045
Costco Wholesale	300		53,256
Crown Castle International	100	[c]	9,460
Crown Holdings	100	[a]	5,609
CSX	700		35,588
Cummins	100		15,094
CVS Health	1,600		131,904
D.R. Horton	200		6,578
Danaher	300		24,999
Darden Restaurants	200		17,038
DaVita	100	[a]	6,901
Deere & Co.	400		44,644
Dell Technologies, Cl. V	400	[a]	26,844
Delta Air Lines	160		7,270
Devon Energy	460		18,165
Dick's Sporting Goods	100		5,055
Digital Realty Trust	50	[c]	5,742
Discover Financial Services	10		626
Discovery Communications, Cl. A	200	[a]	5,756
Discovery Communications, Cl. C	310	[a]	8,674
Dollar Tree	200	[a]	16,554
DTE Energy	200		20,918
Duke Energy	600		49,500
Duke Realty	100	[c]	2,773
Dun & Bradstreet	50		5,481
DXC Technology	154	[a]	11,602

28

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
E*TRADE Financial	200	[a]	6,910
E.I. du Pont de Nemours & Co.	500		39,875
Eastman Chemical	100		7,975
Eaton	200		15,128
Eaton Vance	100		4,293
eBay	1,000	[a]	33,410
Ecolab	150		19,363
Edgewell Personal Care	100	[a]	7,149
Edison International	300		23,991
Electronic Arts	150	[a]	14,223
Emerson Electric	660		39,785
Endo International	200	[a]	2,274
EOG Resources	260		24,050
EQT	100		5,814
Equifax	50		6,766
Equity Residential	100	[c]	6,458
Estee Lauder, Cl. A	50		4,357
Eversource Energy	100		5,940
Exelon	800		27,704
Expedia	100		13,372
Expeditors International of Washington	150		8,413
Express Scripts Holding	1,350	[a]	82,809
Exxon Mobil	3,220		262,913
F5 Networks	50	[a]	6,457
Facebook, Cl. A	310	[a]	46,577
FedEx	200		37,940
Fifth Third Bancorp	600		14,658
First Data, Cl. A	300	[a]	4,686
FirstEnergy	1,100		32,934
Fiserv	150	[a]	17,871
FLIR Systems	100		3,673
FMC	100		7,323
Foot Locker	200		15,468
Ford Motor	3,020		34,639
Fortive	100		6,326
Fortune Brands Home & Security	100		6,374
Franklin Resources	200		8,622
Freeport-McMoRan	2,200	[a]	28,050
Frontier Communications	1,400		2,632

29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Gap	460		12,052
Gartner	100	[a]	11,409
General Electric	3,750		108,712
General Mills	500		28,755
General Motors	1,400		48,496
Genuine Parts	100		9,202
Gilead Sciences	970		66,493
Global Payments	50		4,088
Goldman Sachs Group	400		89,520
Goodyear Tire & Rubber	400		14,492
Halliburton	400		18,352
Harley-Davidson	150		8,521
Harris	100		11,189
Hartford Financial Services Group	410		19,828
Hasbro	100		9,911
HCA Holdings	610	[a]	51,368
HCP	200	[c]	6,270
Helmerich & Payne	50		3,032
Henry Schein	50	[a]	8,690
Hershey	100		10,820
Hess	300		14,649
Hewlett Packard Enterprise	1,800		33,534
Hologic	150	[a]	6,773
Home Depot	1,300		202,930
Hormel Foods	200		7,016
Host Hotels & Resorts	400	[c]	7,180
HP	3,740		70,387
Humana	200		44,396
Huntington Bancshares	600		7,716
Huntington Ingalls Industries	100		20,089
IDEXX Laboratories	100	[a]	16,773
Illinois Tool Works	310		42,808
Ingersoll-Rand	310		27,512
Ingredion	100		12,382
Intel	2,310		83,506
Intercontinental Exchange	150		9,030
International Paper	400		21,588
Interpublic Group of Companies	350		8,250
Intuit	150		18,781

30

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Invesco	200		6,588
Iron Mountain	124	[c]	4,310
J.B. Hunt Transport Services	50		4,483
J.M. Smucker	100		12,672
Jacobs Engineering Group	100		5,492
Johnson & Johnson	1,250		154,337
JPMorgan Chase & Co.	3,000		261,000
Juniper Networks	310		9,322
Kellogg	200		14,200
KeyCorp	600		10,944
Kimberly-Clark	360		46,710
Kinder Morgan	1,100		22,693
KLA-Tencor	150		14,733
Kohl's	710		27,711
Kraft Heinz	200		18,078
Kroger	1,180		34,987
L Brands	100		5,281
L3 Technologies	100		17,177
Lam Research	50		7,243
Las Vegas Sands	500		29,495
Lear	200		28,532
Leggett & Platt	150		7,881
Lennar, Cl. A	150		7,575
Leucadia National	500		12,695
Level 3 Communications	100	[a]	6,076
Liberty Interactive Group, Cl. A	500	[a]	10,590
Liberty Property Trust	50	[c]	2,029
Liberty Sirius Group, Cl. A	100	[a]	3,810
Liberty Sirius Group, Cl. C	100	[a]	3,799
Lincoln National	300		19,779
LKQ	100	[a]	3,124
Loews	400		18,648
LogMeIn	8		904
Lowe's	800		67,904
LyondellBasell Industries, Cl. A	360		30,514
M&T Bank	100		15,541
Macerich	50	[c]	3,122
Macy's	1,010		29,512
Mallinckrodt	50	[a]	2,346

31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Manpowergroup	160		16,157
Marathon Oil	1,250		18,587
Marsh & McLennan	260		19,274
Marvell Technology Group	400		6,008
Masco	310		11,476
Mastercard, Cl. A	310		36,059
Mattel	350		7,847
Maxim Integrated Products	250		11,037
McCormick & Co.	50		4,995
McDonald's	850		118,940
McKesson	560		77,442
Mead Johnson Nutrition	100		8,872
Merck & Co.	1,950		121,543
MetLife	760		39,376
MGM Resorts International	400		12,284
Microchip Technology	100		7,558
Micron Technology	1,020	[a]	28,223
Microsoft	5,900		403,914
Mondelez International, Cl. A	1,450		65,293
Monsanto	360		41,980
Moody's	100		11,832
Morgan Stanley	1,460		63,320
Mosaic	200		5,386
Motorola Solutions	460		39,546
MSCI	100		10,032
Murphy Oil	310		8,116
Nasdaq	50		3,444
National Oilwell Varco	500		17,485
Navient	500		7,600
NetApp	600		23,910
Newfield Exploration	100	[a]	3,462
NIKE, Cl. B	620		34,354
NiSource	300		7,275
Noble Energy	300		9,699
Nordstrom	400		19,308
Norfolk Southern	300		35,247
Northern Trust	100		9,000
Northrop Grumman	160		39,354
Nucor	300		18,399

32

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
NVIDIA	100		10,430
Occidental Petroleum	950		58,463
OGE Energy	100		3,478
Omnicom Group	260		21,351
Packaging Corporation of America	100		9,878
Parker-Hannifin	150		24,120
Paychex	60		3,557
Pentair	250		16,127
People's United Financial	200		3,494
PepsiCo	740		83,827
Pfizer	6,400		217,088
PG&E	400		26,820
Pinnacle West Capital	100		8,509
PNC Financial Services Group	250		29,937
Polaris Industries	50		4,263
PPG Industries	200		21,968
PPL	350		13,338
Praxair	200		24,996
Principal Financial Group	210		13,677
Procter & Gamble	1,150		100,429
Progressive	600		23,832
Prologis	200	[c]	10,882
Prudential Financial	460		49,234
Public Service Enterprise Group	500		22,025
Public Storage	50	[c]	10,469
PVH	50		5,052
QUALCOMM	1,450		77,923
Quest Diagnostics	150		15,826
Quintiles IMS Holdings	38	[a]	3,203
Ralph Lauren	100		8,072
Range Resources	100		2,649
Raymond James Financial	50		3,726
Red Hat	50	[a]	4,404
Regency Centers	50	[c]	3,159
Regions Financial	600		8,250
Reinsurance Group of America	100		12,504
RenaissanceRe Holdings	100		14,217
Republic Services	100		6,299
ResMed	100		6,799

33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Reynolds American	200		12,900
Rite Aid	1,300	[a]	5,200
Robert Half International	150		6,908
Rockwell Automation	50		7,868
Ross Stores	370		24,050
Royal Caribbean Cruises	50		5,330
S&P Global	110		14,761
Sabre	100		2,341
salesforce.com	50	[a]	4,306
Scripps Networks Interactive, Cl. A	100		7,472
Seagate Technology	1,110		46,764
Sealed Air	150		6,603
SEI Investments	50		2,536
Sempra Energy	100		11,302
Sensata Technologies Holding	50	[a]	2,059
Simon Property Group	100	[c]	16,526
Sirius XM Holdings	1,500		7,425
Skyworks Solutions	100		9,974
Snap-on	50		8,376
Southwestern Energy	600	[a]	4,506
Stanley Black & Decker	150		20,422
Staples	2,500		24,425
Starbucks	550		33,033
State Street	500		41,950
Stryker	100		13,637
SunTrust Banks	250		14,202
Symantec	500		15,815
Synchrony Financial	350		9,730
Sysco	950		50,226
T. Rowe Price Group	260		18,431
Targa Resources	100		5,513
Target	1,100		61,435
TD Ameritrade Holding	100		3,827
TE Connectivity	410		31,722
TEGNA	200		5,096
Tesoro	160		12,754
Texas Instruments	780		61,760
The TJX Companies	570		44,825
Thermo Fisher Scientific	50		8,267

34

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Tiffany & Co.	150		13,747
T-Mobile US	300	[a]	20,181
Torchmark	100		7,671
Total System Services	50		2,866
Travelers	220		26,765
Trimble	100	[a]	3,543
Twenty-First Century Fox, Cl. A	1,270		38,786
Twenty-First Century Fox, Cl. B	460		13,736
Twitter	50	[a]	824
U.S. Bancorp	700		35,896
UDR	50	[c]	1,867
UGI	100		5,016
Union Pacific	500		55,980
United Continental Holdings	200	[a]	14,042
United Parcel Service, Cl. B	360		38,686
United Rentals	200	[a]	21,932
United Therapeutics	50	[a]	6,285
UnitedHealth Group	1,320		230,842
Universal Health Services, Cl. B	50		6,038
Unum Group	250		11,582
Valero Energy	980		63,318
Valspar	100		11,244
Vantiv, Cl. A	50	[a]	3,102
Ventas	100	[c]	6,401
VEREIT	300	[c]	2,511
VeriSign	100	[a]	8,892
Verisk Analytics	100	[a]	8,281
VF	310		16,935
Vornado Realty Trust	100	[c]	9,624
Voya Financial	200		7,476
W.R. Berkley	100		6,798
W.R. Grace & Co.	100		6,972
Wabtec	50		4,195
Walgreens Boots Alliance	750		64,905
Wal-Mart Stores	2,430		182,687
Waste Management	410		29,840
Waters	50	[a]	8,494
Weatherford International	1,700	[a]	9,809
WEC Energy Group	200		12,104

35

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.9% (continued)	Shares		Value ($)
United States - 53.5% (continued)
Wells Fargo & Co.	2,850		153,444
Western Digital	300		26,721
Western Union	570		11,320
WestRock	100		5,356
Weyerhaeuser	300	[c]	10,161
Whole Foods Market	200		7,274
Wyndham Worldwide	100		9,531
Wynn Resorts	100		12,301
Xerox	1,540		11,073
Xilinx	100		6,311
XL Group	360		15,066
Xylem	100		5,141
Yahoo!	800	[a]	38,568
Zimmer Biomet Holdings	100		11,965
Zoetis	150		8,416
			11,688,755
Total Common Stocks (cost $19,069,845)			21,386,302
Preferred Stocks - .3%
Germany - .3%
Bayerische Motoren Werke	60		4,933
Fuchs Petrolub	30		1,548
Henkel & Co.	78		10,621
Porsche Automobil Holding	13		761
Schaeffler	257		4,427
Volkswagen	259		41,064
Total Preferred Stocks (cost $57,625)			63,354

36

Other Investment - 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $264,523)	264,523	[d]	264,523
Total Investments (cost $19,391,993)	99.4%		21,714,179
Cash and Receivables (Net)	.6%		123,325
Net Assets	100.0%		21,837,504

ADR—American Depository Receipt

BR—Bearer Certificate

CDI—Chess Depository Interest

PC—Participation Certificate

REIT—Real Estate Investment Trust

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $59,487 or .27% of net assets.

cInvestment in real estate investment trust.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	16.5
Consumer Discretionary	13.1
Industrials	12.4
Information Technology	12.3
Health Care	10.9
Consumer Staples	9.4
Materials	6.7
Energy	6.4
Utilities	4.8
Telecommunication Services	4.2
Real Estate	1.5
Money Market Investment	1.2
99.4

† Based on net assets.

See notes to financial statements.

37

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	19,127,470	21,449,656
Affiliated issuers	264,523	264,523
Cash		1,651
Cash denominated in foreign currency	85,159	86,485
Dividends receivable		56,828
Due from The Dreyfus Corporation and affiliates—Note 3(c)		13,577
Prepaid expenses		21,253
		21,893,973
Liabilities ($):
Accrued expenses		56,469
		56,469
Net Assets ($)		21,837,504
Composition of Net Assets ($):
Paid-in capital		20,015,128
Accumulated undistributed investment income—net		98,517
Accumulated net realized gain (loss) on investments		(599,565)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		2,323,424
Net Assets ($)		21,837,504

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	125,612	109,983	21,492,805	109,104
Shares Outstanding	9,222	8,106	1,576,000	8,000
Net Asset Value Per Share ($)	13.62	13.57	13.64	13.64

See notes to financial statements.

38

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $14,183 foreign taxes withheld at source):
Unaffiliated issuers	238,141
Affiliated issuers	750
Total Income	238,891
Expenses:
Management fee—Note 3(a)	46,799
Professional fees	54,585
Custodian fees—Note 3(c)	37,799
Registration fees	28,730
Prospectus and shareholders’ reports	10,433
Trustees’ fees and expenses—Note 3(d)	2,653
Shareholder servicing costs—Note 3(c)	414
Distribution fees—Note 3(b)	393
Loan commitment fees—Note 2	279
Miscellaneous	52,572
Total Expenses	234,657
Less—reduction in expenses due to undertaking—Note 3(a)	(171,590)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	63,062
Investment Income—Net	175,829
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	136,763
Net realized gain (loss) on forward foreign currency exchange contracts	(1,261)
Net Realized Gain (Loss)	135,502
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,041,339
Net Realized and Unrealized Gain (Loss) on Investments	2,176,841
Net Increase in Net Assets Resulting from Operations	2,352,670

See notes to financial statements.

39

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	175,829	406,418
Net realized gain (loss) on investments	135,502	(668,135)
Net unrealized appreciation (depreciation) on investments	2,041,339	286,405
Net Increase (Decrease) in Net Assets Resulting from Operations	2,352,670	24,688
Distributions to Shareholders from ($):
Investment income—net:
Class A	(1,840)	(1,669)
Class C	(1,126)	(891)
Class I	(410,075)	(371,936)
Class Y	(2,082)	(1,888)
Total Distributions	(415,123)	(376,384)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	16,283	500
Distributions reinvested:
Class A	-	45
Class C	14	12
Cost of shares redeemed:
Class A	-	(2,822)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	16,297	(2,265)
Total Increase (Decrease) in Net Assets	1,953,844	(353,961)
Net Assets ($):
Beginning of Period	19,883,660	20,237,621
End of Period	21,837,504	19,883,660
Undistributed investment income—net	98,517	337,811
Capital Share Transactions (Shares):
Class A
Shares sold	1,222	41
Shares issued for distributions reinvested	-	4
Shares redeemed	-	(226)
Net Increase (Decrease) in Shares Outstanding	1,222	(181)
Class C
Shares issued for distributions reinvested	1	1

See notes to financial statements.

40

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2017	Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.40	12.62	12.46	12.50
Investment Operations:
Investment income—net[b]	.10	.22	.21	.01
Net realized and unrealized gain (loss) on investments	1.35	(.24)	.01	(.05)
Total from Investment Operations	1.45	(.02)	.22	(.04)
Distributions:
Dividends from investment income—net	(.23)	(.20)	(.06)	-
Net asset value, end of period	13.62	12.40	12.62	12.46
Total Return (%)[c]	11.82[d]	(.12)	1.75	(.32)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.58[e]	2.46	2.17	5.60[e]
Ratio of net expenses to average net assets	.85[e]	.85	.85	.85[e]
Ratio of net investment income to average net assets	1.48[e]	1.85	1.67	.82[e]
Portfolio Turnover Rate	30.34[d]	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	126	99	103	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

41

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.31	12.53	12.45	12.50
Investment Operations:
Investment income—net[b]	.05	.13	.12	.00[c]
Net realized and unrealized gain (loss) on investments	1.35	(.24)	.00[c]	(.05)
Total from Investment Operations	1.40	(.11)	.12	(.05)
Distributions:
Dividends from investment income—net	(.14)	(.11)	(.04)	-
Net asset value, end of period	13.57	12.31	12.53	12.45
Total Return (%)[d]	11.44[e]	(.87)	.98	(.40)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.38[f]	3.11	2.95	6.34[f]
Ratio of net expenses to average net assets	1.60[f]	1.60	1.60	1.60[f]
Ratio of net investment income to average net assets	.70[f]	1.10	.91	.06[f]
Portfolio Turnover Rate	30.34[e]	48.34	26.85	.01[e]
Net Assets, end of period ($ x 1,000)	110	100	102	101

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

42

	Six Months Ended April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.43	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.11	.25	.24	.02
Net realized and unrealized gain (loss) on investments	1.36	(.23)	.00[c]	(.05)
Total from Investment Operations	1.47	.02	.24	(.03)
Distributions:
Dividends from investment income—net	(.26)	(.24)	(.06)	-
Net asset value, end of period	13.64	12.43	12.65	12.47
Total Return (%)	11.98[d]	.15	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[e]	1.98	1.80	5.03[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60	.60[e]
Ratio of net investment income to average net assets	1.70[e]	2.10	1.91	1.07[e]
Portfolio Turnover Rate	30.34[d]	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	21,493	19,585	19,932	19,647

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

43

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	12.43	12.65	12.47	12.50
Investment Operations:
Investment income—net[b]	.11	.25	.24	.02
Net realized and unrealized gain (loss) on investments	1.36	(.23)	.00[c]	(.05)
Total from Investment Operations	1.47	.02	.24	(.03)
Distributions:
Dividends from investment income—net	(.26)	(.24)	(.06)	-
Net asset value, end of period	13.64	12.43	12.65	12.47
Total Return (%)	11.98[d]	.15	1.95	(.24)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[e]	1.98	1.80	5.03[e]
Ratio of net expenses to average net assets	.60[e]	.60	.60	.60[e]
Ratio of net investment income to average net assets	1.70[e]	2.10	1.91	1.07[e]
Portfolio Turnover Rate	30.34[d]	48.34	26.85	.01[d]
Net Assets, end of period ($ x 1,000)	109	99	101	100

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

44

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Global Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 8,000 Class A, 8,000 Class C shares and all of the outstanding Class I and Class Y shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	11,688,755	-	-	11,688,755
Equity Securities - Foreign Common Stocks†	9,697,547	-	-	9,697,547
Equity Securities - Foreign Preferred Stocks†	63,354	-	-	63,354
Registered Investment Company	264,523	-	-	264,523

† See Statement of Investments for additional detailed categorizations.

At October 31, 2016, $30 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses

48

on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	526,876	465,117	727,470	264,523	1.2

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $735,064 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $268,295 of short-term capital losses and $466,769 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $376,384. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

50

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $171,590 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended April 30, 2017, the Distributor retained $126 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended April 30, 2017, Class C shares were charged $393 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $138 and $131, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $127 for transfer agency services and $6 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $37,799 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $7,959, Distribution Plan fees $67, Shareholder Services Plan fees $47, custodian fees $12,010, Chief Compliance Officer fees $3,861 and transfer agency

52

fees $221, which are offset against an expense reimbursement currently in effect in the amount of $37,742.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2017, amounted to $6,224,313 and $6,269,964, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also

53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At April 30, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	6,809

At April 30, 2017, accumulated net unrealized appreciation on investments was $2,322,186, consisting of $3,033,790 gross unrealized appreciation and $711,604 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

54

NOTES

55

NOTES

56

NOTES

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For More Information

Dreyfus Strategic Beta Global Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DBGAX Class C: DBGCX Class I: DBGIX Class Y: DBGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6336SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)